Share Capital - Schedule of Company’s Ordinary Shares Outstanding (Details) - shares		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Company’s Ordinary Shares Outstanding [Abstract]
At January 1		18,058,135	7,565,099
Warrant exercised (Refer to Note 17)		2,149,107
Warrant issued			2,142,858
New share issuance			122,382
Convertible preference share liabilities exercised			1,771,939
Restricted share units issuance		16,177	3,818
Additional paid in capital		15,000	5,390
Employee share options exercised		1,521
Reverse stock split adjustment			(101)
Treasury shares purchased (Note 1)	[1]	(100,871)
At June 30		20,139,069	11,611,385

[1]	During the period ended June 30, 2025, 100,871 shares were repurchased at a weighted average purchase price of $17.83 per share, for a total consideration of $1,798,849. Repurchased shares have been recorded as treasury shares and will be held until the Company’s Board of Directors designates them for retirement or used for other purposes.